Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000233894 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000233894 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233894 | U.S. Government Agency Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000233894 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000230898 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000230898 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230898 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231201 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000231201 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000231201 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000231201 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000233895 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000233895 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233895 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000227299 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000227299 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227299 | U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000227299 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000230231 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000230231 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230231 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243092 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000243092 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246389 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000246389 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(98.00%)
C000246389 | U.S. Government Agency Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000243093 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000243093 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243093 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249114 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249114 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249114 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249115 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000249115 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249115 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238444 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000238444 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227543 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000227543 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227543 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000227543 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000227543 | Grantor Trust
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000246390 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000246390 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246390 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241460 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000241460 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233896 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000233896 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000233896 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000233896 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233896 | U.S. Treasury Inflation Indexed Bond
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000233897 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000233897 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000243094 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000243094 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000243094 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243094 | U.S. Government Agency Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000243094 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000243094 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000243094 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000243094 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000243094 | Closed-End Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243094 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238807 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000238807 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000238807 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238807 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238807 | Closed-End Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238807 | Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000223058 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000223058 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000223058 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223058 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220986 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000220986 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000220986 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220987 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000220987 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000220987 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000220987 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000220988 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000220988 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000220988 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220988 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238456 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000238456 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000238456 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238457 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000238457 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236819 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	303.20%
C000236819 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(203.40%)
C000236819 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227300 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000227300 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	126.40%
C000227300 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(58.20%)
C000227300 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227300 | U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248321 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000248321 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%